Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and its VIEs are eliminated upon consolidation.

Foreign Currency

The functional currency of the Company, Aero-Biotech, China Victory, Agria Hong Kong, Agria Asia, Agria Overseas, Agria Asia Investment and Agria Singapore is the United States dollar. The functional currency of Agria New Zealand and PGW is the New Zealand dollar. The functional currency of Agria China, Agria Brother and the VIEs is the RMB. The reporting currency of the Company is RMB.  Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate.  Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

On consolidation, the financial statements of the companies that use the United States dollar and New Zealand dollar as their functional currency are translated into RMB at the exchange rate in effect at the balance sheet date for assets and liabilities, and at the average exchange rate during the year for income and expense items except for individually significant transactions whereby the exchange rates on the date the transactions are recognized are used. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Convenience Translation

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB 6.353 on June 30, 2012 in the city of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Company's consolidated financial statements include, but are not limited to revenue recognition, allowance for doubtful accounts, inventory write downs, impairment assessment and useful lives determination of property plant and equipment, valuation of intangible assets, goodwill and other long-lived assets, recognition of deferred income taxes, impairment assessments of investments and consolidation of VIEs.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

Accounts Receivable

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating troubled collection, historical experience, account balance aging and prevailing economic conditions. An accounts receivable balance is written off after collection efforts have ceased.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a first in, first out basis. Raw materials and supplies consist of feed ingredients, packaging materials and operating supplies, while work-in-progress and finished goods include direct materials, direct labor and the allocation of manufacturing overhead costs. Livestock inventories includes live animals acquired for stock fattening programs and for live export.

Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-50 years
Plant and machinery	5-10 years
Furniture and office equipment	3-5 years
Motor vehicles	5-6 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets.  Retirement, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

All facilities purchased or constructed which require a period of time before completion are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including cost of facilities, installation costs and interest costs. Capitalization of interest costs ceases when the asset is substantially complete and ready for its intended use. No interest was capitalized in the year ended June 30, 2012.

Intangible Assets

Land use rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement ranging from 10 to 46 years.

Acquired technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds and breeder sheep, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 3 to 15 years.

Software

Software consists of computer software purchased from third-party developers for internal use with an estimated useful life of 3 to 10 years.

Investments

Investments in privately held entities, which are not readily marketable or do not have quoted market prices, are recorded at cost.  Distributions received, other than for return of capital, are recorded as other income in the consolidated statements of operations.  The Company assesses its investments for other than temporary impairments when indicators of impairment arise, including adverse changes to financial condition and the market environment of the investees.

Through April 2011, in accordance with ASC 825-10 "Financial Instruments — overall", the Company elected to account for its PGW equity investee in which the Company exercised significant influence using fair value as determined by the investee's quoted market price (Notes 3, 23).  Accordingly, the investment was reflected on the balance sheet at its fair value, with changes in fair value between reporting periods reflected in the consolidated statements of operations.  As described in Note 4, in April 2011, the Company acquired a controlling interest in PGW.  The Company accounts for its other equity investees under the equity method of accounting.  Accordingly, the investments are reflected at original cost and adjusted for the Company's share of earnings or losses of the investees.  There are no significant differences between the carrying amounts and the underlying equity in the net assets of the investees.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. In April 2011, the Company acquired a controlling interest in PGW, resulting in additional goodwill (Note 4). In accordance with the provisions of ASC 350-20, “Intangibles - goodwill and other”, goodwill amounts are not amortized, but rather are tested for impairment at least annually, or more frequently if there are indicators of impairment present.  If the carrying value of the reporting unit to which goodwill is allocated is more than the reporting unit's fair value, goodwill is considered to be impaired.  A reporting unit's fair value is determined based on its expected cash flows.  The amount of goodwill impairment loss is measured as the excess of the carrying value of goodwill over its implied fair value.  Subsequent reversal of goodwill impairment loss is prohibited. Goodwill has been assigned to NKY, a component of the Company's corn seeds operating segment, Beiao, a component of the Company's vegetable seeds operating segment, and PGW, a company engaged in rural services in New Zealand, for purposes of impairment testing. No impairment charges have been recognized for the years ended December 31, 2009 and 2010, the six months ended June 30, 2011, and the year ended June 30, 2012.

Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Company's sales arrangements are evidenced by individual sales agreements for each transaction. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of products, which generally occurs at shipping point. Other than warranty obligations, the Company does not have any substantive performance obligations to deliver additional products or services to the customers. The product sales price stated in the sales contract is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer's creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

The Company is subject to significant seasonal fluctuations. In particular, livestock and seeds activities are significantly weighted to the second half of the financial year. Seeds revenues reflect the fact the Company operates in geographical zones that suit Autumn harvesting and sowing. New Zealand generally has spring calving and lambing, so Livestock trading is weighted towards the second half of the financial year in order for farmers to maximize their incomes. Other business units have similar but less material cycles. The Company recognizes this is the nature of the industry and plans and manages its business accordingly.

Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. The company generally records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of its products as cost of revenue.

Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as transportation and handling costs for products sold.

Research and Development Costs

The principal research and development activities are in the development of systems, processes and new seed cultivars. Research expenditure on the development of new systems and processes is recognized in profit or loss as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in profit or loss when incurred. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. Research and development expenditure on the development of new seed cultivars is recognized in profit or loss as incurred. Development costs of seed cultivars are substantially indistinguishable from the cultivar research costs.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company has elected to classify interest due on any underpayment of income taxes and penalties in interest expense and penalties, if and when required, within general and administrative expenses.

Employee Benefits

The Company’s net obligation with respect to defined benefit pension plans is calculated by estimating the future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and any unrecognized past service costs and the fair value of any plan assets is deducted. The discount rate is the yield at the reporting date on bonds that have maturity dates approximating the terms of the Company’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Company, the recognized asset is limited to the lower of the net assets of the plan or the current value of the contributions holiday that is expected to be generated. Actuarial gains and losses are recognized directly in other comprehensive income and the defined benefit plan reserve in equity. Short-term employee benefit obligations are measured on an undiscounted basis and expensed as the related service is provided. A provision is recognized for the amount of outstanding short-term benefits at each reporting date. Provisions made with respect to employee benefits which are not expected to be settled within twelve months are measured as the present value of the estimated future cash outflows to be made by the Company with respect to services provided by employees up to reporting date.

Share-based Compensation

All grants of equity awards to employees are recognized in the financial statements based on their grant date fair values. The Company elected to recognize compensation cost for equity awards with only service conditions on a straight-line basis over the requisite service period for the entire award with the limitation that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled and is not accompanied by a concurrent grant of a replacement award or other valuable consideration, it shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be charged to expense at the cancellation date.

Share-based compensation and other benefit plans for PGW were not significant to the June 30, 2011 operating results and financial position.

Discontinued Operations

A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of comprehensive income is restated as if the operation had been discontinued from the start of the comparative period.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.

Leases

Leases are classified at inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed over the lease term.

Earnings (loss) Per Share

Basic earnings (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the redeemable, convertible preferred shares are included in the computation of diluted income per ordinary share on an "if-converted" basis, when the impact is dilutive. The dilutive effect of outstanding share options is reflected in the diluted earnings per share by application of the treasury stock method.

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset group, including finite-lived intangibles, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company will recognize an impairment loss based on the excess of the carrying amount of the asset group over its estimated fair value.

Fair Value of Financial Instruments

The carrying amounts of accounts receivable, accounts and notes payable, other liabilities and short-term bank borrowings approximate their fair value due to the short-term maturity of these instruments.

The long-term bank borrowings approximate their fair value, as their interest rates approximate market interest rates.

This fair value of related party receivables and payables is not practicable to estimate due to the unsure nature of the underlying transactions.

Derivative Financial Instruments

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks arising from operational, financing and investment activities. The Company does not hold or issue derivative instruments for trading purposes. Generally, the derivatives do not qualify for hedge accounting. Such derivatives consist of forward exchange contracts, spot forward exchange contracts and foreign exchange options to manage exposure to foreign currency operations. Derivative financial instruments are recognized initially at fair value and transaction costs are expensed immediately. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on re-measurement to fair value is recognized immediately in profit or loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the hedging relationship.

Cash flow hedges generally consist of interest rate swaps that were used by PWF (Note 6) to hedge exposures to changes in the market rates of variable and fixed interest rates. Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognised directly in equity to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognised in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognised in equity remains there until the forecast transaction occurs. When the hedged item is a non-financial asset, the amount recognised in equity is transferred to the carrying amount of the asset when it is recognised. In other cases the amount recognised in equity is transferred to profit or loss in the same period that the hedged item affects profit or loss. Subsequent to the sales of PWF (Note 6), the company does not have any cash flow hedges.

During all periods presented, total derivative transactions, gains and losses, and period end fair values and notional amount are not significant to the Company’s operations or financial position.

Segment Reporting

From 2009 through June 2010, the Company operated in corn seed, sheep products and seedlings segments. In July 2010, the Company disposed of its sheep products and seedlings business segments (Note 6). From August, 2010 to April 30, 2011, the Company operated and managed its business only in the China seeds business segment. Beginning with the acquisition of PGW at end of April 2011, the Company now operates in China seeds, International seeds and Agriservices segments (Note 22). The China seeds segment engages in production and sale of corn seed in China, the International seeds segment engages in seed, nutrition and grain businesses and the AgriServices segment engages in merchandising, livestock, insurance, real estate and irrigation and pumping businesses. The accounting policies used in its segment reporting are the same as those used in the preparation of its consolidated financial statements. The 2009 and 2010 segment data has been restated to reflect the 2010 disposition. In 2009 and 2010, the Company generated substantially all of its revenues from customers in the PRC. Beginning in May 2011, with the acquisition of PGW, the Company generated revenues from customers in the PRC, New Zealand, Australia, South America and the United Kingdom. Geographical information is presented in note 22.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to improve the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued an update which indefinitely defers certain requirements to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of this guidance is expected to have an impact on the presentation of the Company's consolidated statements of operations and comprehensive loss, but will not impact the reported amounts.

In December 2010, the FASB issued updated guidance that modifies the goodwill impairment test. Goodwill is tested for impairment using a two-step process. The first step is to identify potential impairments by comparing the estimated fair value of a reporting unit to its carrying value, including goodwill. If the carrying value of a reporting unit exceeds the estimated fair value, a second step is performed to measure the amount of impairment, if any. The second step is to determine the implied fair value of the reporting unit’s goodwill, measured in the same manner as goodwill is recognized in a business combination, and compare the implied fair value with the carrying amount of the goodwill. If the carrying amount exceeds the implied fair value of the reporting unit’s goodwill, an impairment loss is recognized in an amount equal to that excess.

Updated guidance requires that, if the carrying amount of a reporting unit becomes zero or negative, the second step of the impairment test must be performed when it is more likely than not that a goodwill impairment loss exists. In considering whether it is more likely than not that an impairment loss exists, a company is required to evaluate qualitative factors, including the factors presented in existing guidance that trigger an interim impairment test of goodwill (e.g., a significant adverse change in business climate or an anticipated sale of a reporting unit). The provisions of the guidance became effective for our Company on January 1, 2011. The adoption did not have a material impact on our consolidated financial statements.

In September 2011, the FASB issued updated guidance that simplifies the goodwill impairment test. For its annual and interim goodwill impairment test, an entity first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described above. This update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Our Company adopted the updated guidance for our annual goodwill impairment test in 2011.

In January 2010, the FASB issued additional disclosure requirements for fair value measurements. The new guidance requires more detailed disclosures of the changes in Level 3 instruments and was effective for our Company on January 1, 2011. The adoption did not have a material impact on our consolidated financial statements, as it only required additional disclosures.

In October 2009, the FASB issued amended revenue recognition guidance for arrangements with multiple deliverables. The new guidance eliminates the residual method of revenue recognition and allows the use of management’s best estimate of selling price for individual elements of an arrangement when vendor-specific objective evidence (VSOE), vendor objective evidence (VOE) or third-party evidence (TPE) is unavailable. The changes became effective for our Company on January 1, 2011. The amendment did not have a material impact on our consolidated financial statements.

In October 2009, the FASB issued guidance which amends the scope of existing software revenue recognition accounting. Tangible products containing software components and non-software components that function together to deliver the product’s essential functionality will be scoped out of the accounting guidance on software and accounted for based on other appropriate revenue recognition guidance. This guidance must be adopted in the same period that our Company adopts the amended accounting for arrangements with multiple deliverables described in the preceding paragraph. The changes became effective for our Company on January 1, 2011. The amendment did not have a material impact on our Consolidated Financial Statements.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2012, substantially all of the Company's cash and cash equivalents were deposited in several financial institutions. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and ongoing monitoring process on outstanding balances.

Current vulnerability due to certain other concentrations

The Company operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions.  There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

Except for PGW and overseas companies outside mainland China, substantially all of the Company's other businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies.  All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. In June 2010, the PRC government indicated that it would make the foreign exchange rate of the RMB more flexible. There has been no subsequent changes to the policies. It is difficult to predict the effect of this change to the foreign exchange rate of the RMB in the future.